Document and Entity Information Document	Oct. 01, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 01, 2020
Entity Registrant Name	SLEEP NUMBER CORP
Entity Central Index Key	0000827187
Amendment Flag	false
Entity Incorporation, State or Country Code	MN
Entity File Number	000-25121
Entity Tax Identification Number	41-1597886
Entity Address, Address Line One	1001 Third Avenue South
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55404
City Area Code	763
Local Phone Number	551-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SNBR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false